Incorporation and General Information (Details)	Jun. 30, 2024 item
Incorporation and General Information
Number of vessels	14
Therassia Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Milos Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Ios Maritime Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega One Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Two Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Three Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Four Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Five Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Six Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Seven Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Nine Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Ten Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Omega Eleven Marine Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Nellmare Marine Ltd
Incorporation and General Information
Percentage of interest held	100.00%
Anassa Navigation S.A.
Incorporation and General Information
Percentage of interest held	100.00%
Arethusa Shipping Ltd
Incorporation and General Information
Percentage of interest held	100.00%
Moonsprite Shipping Corp.
Incorporation and General Information
Percentage of interest held	100.00%
Theta Navigation Ltd
Incorporation and General Information
Percentage of interest held	100.00%
Ark Marine S.A.
Incorporation and General Information
Percentage of interest held	100.00%
OET Chartering Inc.
Incorporation and General Information
Percentage of interest held	100.00%
Glafki
Incorporation and General Information
Percentage of ownership interest in company outstanding common shares	34.20%
Hospitality
Incorporation and General Information
Percentage of ownership interest in company outstanding common shares	20.60%